Consolidated condensed statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Share Premium [Member]	Capital Reserves [Member]	Other Reserves [Member]	Accumulated Currency Translation Differences [Member]	Accumulated Deficit [Member]	Non-controlling Interests [Member]
Balance, beginning of period at Dec. 31, 2020	$ 1,740,881	$ 1,527,382	$ 10,667	$ 1,011,743	$ 881,745	$ 96,641	$ (99,925)	$ (373,489)	$ 213,499
Profit/(loss) for the six -month period after taxes	4,486	(6,829)	0	0	0	0	0	(6,829)	11,315
Change in fair value of cash flow hedges	50,486	46,795	0	0	0	56,855	0	(10,060)	3,691
Currency translation differences	(14,739)	(12,014)	0	0	0	0	(12,014)	0	(2,725)
Tax effect	(13,578)	(13,093)	0	0	0	(13,093)	0	0	(485)
Other comprehensive income	22,169	21,688	0	0	0	43,762	(12,014)	(10,060)	481
Total comprehensive income for the period	26,655	14,859	0	0	0	43,762	(12,014)	(16,889)	11,796
Capital increase (Note 13)	130,804	130,804	416	0	130,388	0	0	0	0
Business combinations (Note 5)	8,287	0	0	0	0	0	0	0	8,287
Share-based compensation (Note 13)	10,992	10,992	0	0	0	0	0	10,992	0
Distributions (Note 13)	(110,410)	(94,161)	0	0	(94,161)	0	0	0	(16,249)
Balance, end of period at Jun. 30, 2021	1,807,209	1,589,876	11,083	1,011,743	917,972	140,403	(111,939)	(379,386)	217,333
Balance, beginning of period at Dec. 31, 2021	1,748,605	1,542,399	11,240	872,011	1,020,027	171,272	(133,450)	(398,701)	206,206
Profit/(loss) for the six -month period after taxes	10,798	4,070	0	0	0	0	0	4,070	6,728
Change in fair value of cash flow hedges	155,828	143,597	0	0	0	142,024	0	1,573	12,231
Currency translation differences	(46,507)	(36,012)	0	0	0	0	(36,012)	0	(10,495)
Tax effect	(39,904)	(38,653)	0	0	0	(38,653)	0	0	(1,251)
Other comprehensive income	69,417	68,932	0	0	0	103,371	(36,012)	1,573	485
Total comprehensive income for the period	80,215	73,002	0	0	0	103,371	(36,012)	5,643	7,213
Capital increase (Note 13)	86,178	86,178	284	87,241	(1,347)	0	0	0	0
Share-based compensation (Note 13)	2,741	2,741	0	0	0	0	0	2,741	0
Distributions (Note 13)	(120,908)	(99,944)	0	0	(99,944)	0	0	0	(20,964)
Balance, end of period at Jun. 30, 2022	$ 1,796,831	$ 1,604,376	$ 11,524	$ 959,252	$ 918,736	$ 274,643	$ (169,462)	$ (390,317)	$ 192,455